Shareholders' Equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Mar. 28, 2018 CNY (¥) shares	Mar. 28, 2018 USD ($) $ / shares shares	Sep. 30, 2017 shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 $ / shares shares	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2019 CNY (¥) shares
Shareholders' Equity (Details) [Line Items]
Net proceeds from IPO			¥ 1,048,660	$ 162,321
Number of convertible shares						1
Treasury stock						76,586,600
Treasury stock value (in Yuan Renminbi) | ¥								¥ 70,890	¥ 203,759
Treasury stock held by depositary bank						9,976
Treasury stock held by company						10,089
Deutsche Bank Trust Company Americas [Member]
Shareholders' Equity (Details) [Line Items]
Treasury stock held by depositary bank						198,011,720
Open Market [Member]
Shareholders' Equity (Details) [Line Items]
Treasury stock per share (in Dollars per share) | $ / shares							$ 0.13
Treasury stock value (in Yuan Renminbi) | ¥						¥ 70,889
Parent Company [Member]
Shareholders' Equity (Details) [Line Items]
Treasury stock held by company						24,691,358
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Net proceeds from IPO			1,048,660	162,321
IPO cost			¥ 26,752	$ 4,141
American Depositary Shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued			16,300,000	16,300,000
Share price (in Dollars per share) | $ / shares				$ 11
IPO cost			¥ 26,752	$ 4,141
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of vote per share						1
Ordinary shares outstanding						4,321,229,545	4,321,229,545	4,146,103,947
Treasury stock					94,897,359
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares outstanding								4,146,103,947	4,130,261,827
Class A Ordinary Shares [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued			652,000,000	652,000,000
Class A ordinary shares						3,568,365,545	3,568,365,545
Aggregate carrying value (in Yuan Renminbi) | ¥						¥ 4,272,293
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of vote per share						20
Ordinary shares outstanding						2,290,430,016	2,290,430,016	2,296,842,016
Number of convertible shares						0		0
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares outstanding								2,296,842,016	2,296,842,016
Beijing Ruihuisi Education Consulting Co. Ltd [Member]
Shareholders' Equity (Details) [Line Items]
Additional noncontrolling interest	49.00%	49.00%
Total consideration	¥ 61,250	$ 9,481